Summary of Significant Accounting Policies (Details 4) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Patents, net	$ 258,611	$ 271,278	$ 296,611
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents	380,000	880,000	880,000
Less accumulated amortization	(121,000)	(609,000)	(583,000)
Patents, net	$ 259,000	$ 271,000	$ 297,000